Contingencies, Commitments and Guarantees - Summary of Future Unconditional Purchase Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 1,962	$ 883
Within 1 year [Member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	524	479
Between 1 and 2 years
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	456	267
Between 2 and 3 years [Member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	365	92
Between 3 and 4 years [Member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	321	34
Between 4 and 5 years [Member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	296	7
Later than 5 years [Member]
Disclosure of Future Unconditional Purchase Obligations [line items]
Future unconditional purchase obligations	$ 0	$ 4